Convertible note	6 Months Ended
Jun. 30, 2025
Convertible note
Convertible note

Note 10 - Convertible Note

On June 29, 2023, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”, the "Investor"), pursuant to which the Company issued the Investor an unsecured promissory note on June 29, 2023 in the original principal amount of $2,160,000 (the “June 2023 Note”), convertible into ordinary shares of the Company, for $2,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on June 29, 2023. The Note bears interest at a rate of 7% per annum. Pursuant to the convertible note agreement, the conversion price is 80% the lower of: (i) the closing price on the trading day immediately preceding the date the redemption conversion price is measured; or (ii) the average closing price of the common shares for the five trading days immediately preceding the date the redemption conversion price is measured, but not lower than $1.2 (the “Floor Price”). All outstanding principal and accrued interest on the June 2023 Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The June 2023 Note includes an original issue discount of $140,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the note. The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment. In addition, the June 2023 Exchange Note provides that upon occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 15% per annum or the maximum rate permitted under applicable law.

On September 5, 2024, the Company entered into an exchange agreement (the “Exchange Agreement”) with Streeterville, pursuant to which the Company issued a promissory note (the “September 2024 Exchange Note”) in exchange for the cancellation of the June 2023 Note. The principal amount of the September 2024 Exchange Note was $1,525,213, consisting of the remaining outstanding balance of the original June 2023 Note of $1,225,213 and an exchange fee of $300,000. The September 2024 Exchange Note bears the same interest rate as the June 2023 Note and will have a term of twelve months with maturity date of September 4, 2025. Beginning on October 1, 2024, Streeterville has the right to redeem the September 2024 Exchange Note at any time, subject to a maximum monthly redemption amount of $300,000 and minimum monthly redemption amount of $150,000. If the Company has not paid by a minimum monthly redemption amount of $150,000. The difference between the minimum monthly redemption amount and the amount actually repaid in such month, or the outstanding balance will automatically increase by 0.5% as of such fifth day. Streeterville shall have the right to increase the balance of the September 2024 Exchange Note by 10% for a major trigger event and 5% for a minor trigger event as defined in the Exchange Agreement, with an aggregate of 25% as the maximum increase in the outstanding balance.

For the June 2023 Note and the September 2024 Note (together as the “Notes”), the Company has elected to recognize the Notes at fair value; therefore, there was no further evaluation of embedded features for bifurcation. The Company engaged a third-party valuation firm to perform the valuation of the convertible note. The fair value of the convertible note was calculated using the Scenario-based Discounted Cash Flows with Monte Carlo Simulation Model (the "Monte Carlo Model”). The major assumptions used in the Monte Carlo Model are as follows:

	June 29, 2023	December 31, 2024
Risk-free interest rate	5.419%	4.32%
Expected life	1.0 year	0.7 year
Share price	$107.2	$8.4
Volatility	142%	149%

For the years ended December 31, 2024 and 2023, the Notes were partially converted into 222,483 and 8,479 common shares of the Company, respectively.

Due to the significant drop in the Company’s share price, Streeterville and the Company reached a consensus, pursuant to which, the Company paid Streeterville compensation of $610,227 for the year ended December 31, 2024, which was expensed and considered to be an addition to the outstanding balance of the Notes.

The Exchange Agreement was determined to be an extinguishment of debt in accordance with ASC 470. As a result, the change in the fair value of the Notes immediately before and after the Exchange agreement in the amount of $298,213 was accounted for as a gain on debt extinguishment for the year ended December 31, 2024. The fair value of the Notes was $198,000 as of December 31, 2024.

For the six months ended June 30, 2025, the remaining notes were converted into 192,059 common shares of the Company, and the fair value of the Notes immediately prior to conversion was assessed at $348,000. For the six months ended June 30, 2025 and 2024, the Company recognized a loss on change in fair value of the convertible note of $150,000 and $66,259, respectively.